Income Tax	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax
8.	Income Tax

The components of the provision for income taxes were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	$	$	$	$
Current	(258)	(375)	(259)	(770)
Deferred	—	—	226	—

Income tax expense	(258)	(375)	(33)	(770)